HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042          HV-5776 - PremierSolutions Cornerstone

Supplement dated June 20, 2014 to your Prospectus

1.  INVESTMENT ADVISER CHANGE

HARTFORD MODERATE ALLOCATION FUND - CLASS R5

THE HARTFORD CAPITAL APPRECIATION FUND - CLASS R5

THE HARTFORD CONSERVATIVE ALLOCATION FUND - CLASS R5

THE HARTFORD GROWTH ALLOCATION FUND - CLASS R5

THE HARTFORD HIGH YIELD FUND - CLASS R4

THE HARTFORD TOTAL RETURN BOND FUND - CLASS R5

Hartford Investment Financial Services, LLC, the investment adviser for the above referenced Sub-Accounts, is hereby corrected to read “Hartford Funds Management Company, LLC”.

2.  FUND OBJECTIVE CHANGE POSTPONEMENT

JPMORGAN LARGE CAP GROWTH FUND – CLASS A

The shareholders’ meeting on June 10, 2014 was adjourned with regard to the fund objective change for the JPMorgan Large Cap Growth Fund Sub-Account.  Therefore, the proposal was not approved on June 10, 2014.  The adjourned meeting will be reconvened on July 23, 2014.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.